FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations £ in Millions	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Interest rate spreads | Minimum | Financial liabilities at fair value through profit or loss, category
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, liabilities	(0.0050)	(0.0050)
Interest rate spreads | Maximum | Financial liabilities at fair value through profit or loss, category
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, liabilities	0.0050	0.0050
Interest rate volatility | Minimum | Derivative liabilities
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, liabilities	0.33
Interest rate volatility | Maximum | Derivative liabilities
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, liabilities	0.60
Interest rate volatility | Favourable changes | Option pricing model | Derivative liabilities
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	£ 0	£ 0
Interest rate volatility | Unfavourable changes | Option pricing model | Derivative liabilities
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	£ 0	£ 0
Housing Price Index | Minimum | Derivative liabilities
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, liabilities	(0.01)	(0.05)
Housing Price Index | Maximum | Derivative liabilities
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, liabilities	0.01	0.05
Housing Price Index | Favourable changes | Market values – property valuation | Derivative liabilities
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	£ 24	£ 17
Housing Price Index | Unfavourable changes | Market values – property valuation | Derivative liabilities
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	£ (22)	£ (17)
Financial assets at fair value through profit or loss | Interest rate spreads | Minimum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, assets	(0.0050)	0.0050
Financial assets at fair value through profit or loss | Interest rate spreads | Maximum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, assets	0.0106	0.0102
Financial assets at fair value through profit or loss | Interest rate spreads | Favourable changes | Discounted cash flows
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers	£ 47	£ 36
Financial assets at fair value through profit or loss | Interest rate spreads | Favourable changes | Discounted cash flows | Level 3
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Financial liabilities at fair value through profit or loss	1	1
Financial assets at fair value through profit or loss | Interest rate spreads | Unfavourable changes | Discounted cash flows
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers	(45)	(39)
Financial assets at fair value through profit or loss | Interest rate spreads | Unfavourable changes | Discounted cash flows | Level 3
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Financial liabilities at fair value through profit or loss	(1)	£ (1)
Financial assets at fair value through profit or loss | Credit spreads
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, assets		0.03
Financial assets at fair value through profit or loss | Credit spreads | Favourable changes | Discounted cash flows
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Debt securities	0
Financial assets at fair value through profit or loss | Credit spreads | Unfavourable changes | Discounted cash flows
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Debt securities	0
Financial assets at fair value through other comprehensive income | Favourable changes | Lead manager or broker quote/consensus pricing
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Asset-backed securities	4	£ 4
Financial assets at fair value through other comprehensive income | Unfavourable changes | Lead manager or broker quote/consensus pricing
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Asset-backed securities	£ (4)	(4)
Derivative assets | Interest rate volatility | Minimum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, liabilities	0.13
Derivative assets | Interest rate volatility | Maximum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, liabilities	1.28
Derivative assets | Interest rate volatility | Favourable changes | Option pricing model
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	£ 0	0
Derivative assets | Interest rate volatility | Unfavourable changes | Option pricing model
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	0	0
Cost or valuation | Derivative liabilities
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	319	297
Cost or valuation | Level 3 | Financial liabilities at fair value through profit or loss, category
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Level 3 financial liabilities carried at fair value	364	344
Cost or valuation | Interest rate volatility | Option pricing model | Derivative liabilities
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	48	0
Cost or valuation | Housing Price Index | Market values – property valuation | Derivative liabilities
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	271	297
Cost or valuation | Financial assets at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Total	1,511	1,829
Cost or valuation | Financial assets at fair value through profit or loss | Level 3
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Level 3 financial assets carried at fair value	1,590	1,889
Cost or valuation | Financial assets at fair value through profit or loss | Interest rate spreads | Discounted cash flows
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers	1,511	1,782
Cost or valuation | Financial assets at fair value through profit or loss | Interest rate spreads | Discounted cash flows | Level 3
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Financial liabilities at fair value through profit or loss	45	47
Cost or valuation | Financial assets at fair value through profit or loss | Credit spreads | Discounted cash flows
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Debt securities	0	47
Cost or valuation | Financial assets at fair value through other comprehensive income
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Financial assets at fair value through other comprehensive income	65	60
Cost or valuation | Financial assets at fair value through other comprehensive income | Lead manager or broker quote/consensus pricing
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Asset-backed securities	65	60
Cost or valuation | Derivative assets
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	14	0
Cost or valuation | Derivative assets | Interest rate volatility | Option pricing model
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	£ 14	£ 0